Mining Interests - Schedule of Purchase Price Allocation (Details) - Tintic Consolidated Metals LLC $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	May 27, 2022 USD ($) EquityInstruments	May 27, 2022 CAD ($) EquityInstruments	May 22, 2022 USD ($) EquityInstruments	May 22, 2022 CAD ($) EquityInstruments
Consideration paid
Issuance of common shares of Osisko Development, Value						$ 109,656
Issuance of common shares, Shares | EquityInstruments					12,049,449	12,049,449	12,049,449	12,049,449
Cash						$ 63,881	$ 58.7	$ 74,700
Convertible instruments	$ 8.5	$ 10,800				10,827
Fair value of deferred consideration						13,414
Deferred payments					$ 12.5		$ 12.5	$ 15,900
Fair value of other contingent payments, rights and obligations						1,695
Total consideration paid			$ 156.6	$ 199,500		199,473
Net assets acquired
Cash						871
Other current assets						1,834
Mining assets						169,175
Plant and equipment						13,054
Exploration and evaluation						38,508
Other non-current assets						1,735
Current liabilities						(1,322)
Non-current liabilities						(4,925)
Deferred income tax liability						(19,457)
Total consideration paid						$ 199,473